Disclosures on equity	12 Months Ended
Dec. 31, 2024
Miscellaneous equity [abstract]
Disclosures on equity	Disclosures on equity
The detail and movements in the funds of equity accounts are shown in the consolidated statement of changes in equity.
19.1    Capital management
The main object of capital management relative to the administration of the Company’s financial debt and equity is to ensure the regular conduct of operations and business continuity in the long term, with the constant intention of maintaining an adequate level of liquidity and in compliance with the financial safeguards established in the debt contracts in force. Within this framework, decisions are made in order to maximize the value of the company.
Capital management must comply with, among others, the limits contemplated in the Financing Policy approved by the Shareholders’ Meeting, which establish a maximum consolidated indebtedness level of 1 times the debt to equity ratio. This limit can be exceeded only if the Company’s management has first obtained express approval at an Extraordinary Shareholders’ Meeting.
The Company’s management controls capital management based on the following ratios:

Capital Management	As of December 31, 2024	As of December 31, 2023	Description (1)	Calculation (1)
Net Financial Debt (ThUS$)	2,303,673	2,086,717	Financial Debt – Financial Resources	Other current Financial Liabilities + Other Non-Current Financial Liabilities– Cash and Cash Equivalents – Other Current Financial Assets – Hedging Assets, non-current
Liquidity	2.51	2.33	Current Assets divided by Current Liabilities	Total Current Assets / Total Current Liabilities
ROE	-13.31%	20.78%	Net income the year divided by Total Equity	Net income the year / Equity
Adjusted EBITDA (ThUS$)	1,483,571	3,180,071	Adjusted EBITDA	EBITDA – Other income – Other gains (losses) - Share of Profit of associates and joint ventures accounted for using the equity method + Other expenses by function + Net impairment gains on reversal (losses) of financial assets – Finance income – Currency differences.
EBITDA (ThUS$)	1,514,382	3,226,202	EBITDA	Net income + Depreciation and Amortization Expense adjustments + Finance Costs + Income Tax
ROA	13.60%	35.90%	Adjusted EBITDA – Depreciation divided by Total Assets net of financial resources less related parties’ investments	(Gross Profit – Administrative Expenses)/ (Total Assets – Cash and Cash Equivalents – Other Current Financial Assets – Other Non-Current Financial Assets – Equity accounted Investments) (LTM)
Indebtedness	0.44	0.47	Net Financial Debt on Equity	Net Financial Debt / Total Equity
The Company’s capital requirements change according to variables such as: working capital needs, new investment financing and dividends, among others. The SQM Group manages its capital structure and makes adjustments bases on the predominant economic conditions so as to mitigate the risks associated with adverse market conditions and take advantage of the opportunities there may be to improve the liquidity position of the SQM Group.
There have been no changes in the capital management objectives or policy within the years reported in this document, no breaches of external requirements of capital imposed have been recorded. There are no contractual capital investment commitments.
19.2    Operational restrictions and financial limits
Bond issuance contracts in the local market require the Company to maintain a Total Borrowing Ratio no higher than 1 for Series H, Series O and Series Q bonds, calculated over the last consecutive 12 months.
Capital management must ensure that the Borrowing Ratio remains below 1.0, with respect to the Series H, Series O and Series Q bonds. As of December 31, 2024 this ratio was 0.44.
The financial restrictions with respect to the bonds issued by the Company for the periods ended December 31, 2024 and 2023 are as follows.

As of December 31, 2024	Financial restrictions
	Financial restrictions	Financial restrictions	Financial restrictions	Financial restrictions
Instrument with restriction	Bonds	Bonds	Bonds	Bank loans
Reporting party or subsidiary restriction
Creditor	Bondholders	Bondholders	Bondholders	Scotiabank
Registration number	H	Q	O	PB 70M
Name of financial indicator or ratio (See definition in Note 19.1)	NFD/Equity	NFD/Equity	NFD/Equity	NFD/Equity
Measurement frequency	Quarterly	Quarterly	Quarterly	Quarterly
Restriction (Range, value and unit of measure)	Must be less than	Must be less than	Must be less than	Must be less than
	1.00	1.00	1.00	1.00
Indicator or ratio determined by the company	0.44	0.44	0.44	0.44
Fulfilled YES/NO	yes	yes	yes	yes

As of December 31, 2023	Financial restrictions
	Financial restrictions	Financial restrictions	Financial restrictions	Financial restrictions
Instrument with restriction	Bonds	Bonds	Bonds	Bank loans
Reporting party or subsidiary restriction
Creditor	Bondholders	Bondholders	Bondholders	Scotiabank
Registration number	H	Q	O	PB 70M
Name of financial indicator or ratio (See definition in Note 19.1)	NFD/Equity	NFD/Equity	NFD/Equity	NFD/Equity
Measurement frequency	Quarterly	Quarterly	Quarterly	Quarterly
Restriction (Range, value and unit of measure)	Must be less than	Must be less than	Must be less than	Must be less than
	1.00	1.00	1.00	1.00
Indicator or ratio determined by the company	0.47	0.47	0.47	0.47
Fulfilled YES/NO	yes	yes	yes	yes
Bond issuance contracts in foreign markets require that the Company does not merge, or dispose of, or encumber all or a significant portion of its assets, unless all of the following conditions are met: (i) the legal successor is an entity constituted under the laws of Chile or the United States, which assumes all the obligations of the Company in a supplemental indenture, (ii) immediately after the merger or disposal or encumbrance there is no default by the issuer, and (iii) the issuer has provided a legal opinion indicating that the merger or disposal or encumbrance and the supplemental indenture comply with the requirements of the original indenture.The Company is also committed to provide quarterly financial information.
The Company and its subsidiaries are complying with all the aforementioned limitations, restrictions and obligations.
19.3    Disclosures on share capital
Issued share capital is divided into Series A shares and Series B shares. All such shares are nominative, have no par value and are fully issued, subscribed and paid.
Series B shares may not exceed 50% of the total issued, subscribed and paid-in shares of the Company and have a limited voting right, in that all of them can only elect one director of the Company, regardless of their equity interest and preferences:
(a)require the calling of an Ordinary or Extraordinary Shareholders’ Meeting when requested by Series B shareholders representing at least 5% of the issued shares thereof; and
(b)require the calling of an extraordinary meeting of the board of directors, without the president being able to qualify the need for such a request, when so requested by the director who has been elected by the shareholders of said Series B.
The limitation and preferences of Series B shares have a duration of 50 consecutive and continuous years as of June 3, 1993.
The Series A shares have the preference of being able to exclude the director elected by the Series B shareholders in the voting process in which the president of the board of directors and of the Company must be elected and which follows the one in which the tie that allows such exclusion resulted.
The preference of Series A shares will have a term of 50 consecutive and continuous years as of June 3, 1993. The form of the titles of the shares, their issuance, exchange, disablement, loss, replacement, assignment and other circumstances thereof shall be governed by the provisions of Law No, 18,046 and its regulations.

Detail of capital classes in shares:

Type of capital in preferred shares	As of December 31, 2024		As of December 31, 2023		As of December 31, 2022
	Series A	Series B	Series A	Series B	Series A	Series B
Description of type of capital in shares
Number of authorized shares	142,818,904	142,818,904	142,819,552	142,818,904	142,819,552	142,818,904
Number of fully subscribed and paid shares	142,818,904	142,818,904	142,819,552	142,818,904	142,819,552	142,818,904
Number of subscribed, partially paid shares	—	—	—	—	—	—
Increase (decrease) in the number of current shares	—	—	—	—	—	—
Number of outstanding shares	142,818,904	142,818,904	142,818,904	142,818,904	142,818,904	142,818,904
Number of shares owned by the Company or its subsidiaries or associates	—	—	648	—	648	—
Number of shares whose issuance is reserved due to the existence of options or agreements to dispose shares	—	—	—	—	—	—
Capital amount in shares ThUS$	134,730	1,442,893	134,750	1,442,893	134,750	1,442,893
Total number of subscribed shares	142,818,904	142,818,904	142,819,552	142,818,904	142,819,552	142,818,904
19.4    Disclosures on reserves in Equity and non-controlling interests
As of December 31, 2024, 2023 and 2022, this caption comprises the following:

Disclosure of reserves within shareholders' equity	As of December 31, 2024	As of December 31, 2023	As of December 31, 2022
	ThUS$	ThUS$	ThUS$
Reserve for currency exchange conversion (1)	(38,024)	(4,921)	(8,042)
Reserve for cash flow hedges (2)	7,314	(930)	(14,575)
Reserve for gains and losses from financial assets measured at fair value through other comprehensive income (3)	(5,702)	122,294	(10,973)
Reserve for actuarial gains or losses in defined benefit plans (4)	(11,179)	(13,454)	(9,198)
Other reserves	10,175	11,881	11,663
Total	(37,416)	114,870	(31,125)
________________________________________________
(1)This balance reflects retained earnings for changes in the exchange rate when converting the financial statements of subsidiaries whose functional currency is different from the US dollar.
(2)The Company maintains, as hedge instruments, financial derivatives related to obligations with the public issued in UF and Chilean pesos, Changes from the fair value of derivatives designated and classified as hedges are recognized under this classification.
(3)Reserve related to the fair value variation of equity financial instruments.
(4)This caption reflects the effects of changes in actuarial assumptions, mainly changes in the discount rate.
Movements in other reserves and changes in interest were as follows:

Movements	Foreign currency translation difference (1)	Reserve for cash flow hedges		Reserve for actuarial gains and losses from defined benefit plans		Reserve for gains (losses) from financial assets measured at fair value through other comprehensive income		Other reserves	Total reserves
	Before taxes	Before taxes	Deferred taxes	Before taxes	Deferred taxes	Before Taxes	Deferred taxes	Before taxes	Reserves	Deferred taxes	Total reserves
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Opening balance as of January 1, 2022	(7,913)	(46,589)	12,564	(5,879)	1,705	(15,271)	4,125	13,103	(62,549)	18,394	(44,155)
Movement of reserves	(129)	36,079	—	(6,276)	—	190	—	(985)	28,879	—	28,879
Impact to Income statement	—	(9,457)	—	—	—	—	—	(455)	(9,912)	—	(9,912)
Income taxes	—	—	(7,172)	—	1,252	—	(17)	—	—	(5,937)	(5,937)
Reclassification to retained earnings	—	—	—	—	—	—	—	—	—	—	—
Closing balance as of December 31, 2022	(8,042)	(19,967)	5,392	(12,155)	2,957	(15,081)	4,108	11,663	(43,582)	12,457	(31,125)
Movement of reserves	3,121	126	—	(5,836)	—	190,509	—	218	188,138	—	188,138
Impact to Income statement	—	18,566	—	—	—	—	—	—	18,566	—	18,566
Income taxes	—	—	(5,047)	—	1,580	—	(57,242)	—	—	(60,709)	(60,709)
Closing balance as of December 31, 2023	(4,921)	(1,275)	345	(17,991)	4,537	175,428	(53,134)	11,881	163,122	(48,252)	114,870
Movement of reserves	(33,103)	2,520	—	3,137	—	(183,289)	—	(1,706)	(212,441)	—	(212,441)
Impact to Income statement	—	8,773	—	—	—	—	—	—	8,773	—	8,773
Income taxes	—	—	(3,049)	—	(862)	—	55,293	—	—	51,382	51,382
Closing balance as of December 31, 2024	(38,024)	10,018	(2,704)	(14,854)	3,675	(7,861)	2,159	10,175	(40,546)	3,130	(37,416)
________________________________________________
(1)See details on reserves for foreign currency translation differences on conversion in Note 23, letter a).
Other reserves
This caption corresponds to the legal reserves reported in the stand-alone financial statements of the subsidiaries and associates that are mentioned below and that have been recognized in SQM’s equity through the application of the equity method.

Subsidiary – Associate	As of December 31, 2024	As of December 31, 2023	As of December 31, 2022
	ThUS$	ThUS$	ThUS$
SQM Iberian S.A.	9,464	9,464	9,464
SQM Europe NV	354	1,957	1,957
Soquimich European holding B.V.	828	828	828
Soquimich Comercial S.A.	(393)	(393)	(401)
SQM Australia Pty Ltd	87	94	—
SQM Iberian S.A.	(1,677)	(1,677)	(1,677)
Orcoma Estudios SpA	2,121	2,121	2,121
Pavoni & C. SpA	7	7	7
SQM Vitas Fzco.	85	85	85
SAS Adionics	—	116	—
Others	(701)	(721)	(721)
Total Other reserves	10,175	11,881	11,663
Non-controlling interests

Subsidiary	% of interests in the ownership held by non- controlling interests	Net income attributable to non-controlling interests for the year ended		Equity, non-controlling interests for the year ended		Dividends paid to non-controlling interests for the year ended
		As of December 31, 2024	As of December 31, 2023	As of December 31, 2024	As of December 31, 2023	As of December 31, 2024	As of December 31, 2023
		ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
SQM Potasio S.A.	0.0000001%	—	—	—	—	—	—
Ajay SQM Chile S.A.	49.00000%	3,261	3,238	10,611	9,795	2,446	2,429
Soquimich Comercial S.A.	39.36168%	3,463	3,838	26,637	26,435	3,463	3,837
Comercial Agrorama Ltda.	30.00000%	—	—	—	—	—	—
SQM Indonesia S.A.	20.00000%	—	—	—	—	—	—
SQM Thailand Limited	0.00200%	—	—	—	—	—	—
Total		6,724	7,076	37,248	36,230	5,909	6,266

19.5    Dividend policies
As required by Article 79 of the Chilean Companies Act, unless otherwise decided by unanimous vote of the holders of issued and subscribed shares, a publicly traded corporation must annually distribute a cash dividend to its shareholders, prorated based on their shares or the proportion established in the company’s bylaws if there are preferred shares, with at least 30% of our consolidated net income for each year.
Dividend policy for commercial year 2024
The Company’s dividend policy for the 2024 business year was agreed upon by the Board of Directors on April 25, 2024 based on the financial statements filed by the Company with the Chilean Financial Market Commission (“Comisión para el Mercado Financiero” or “CMF”). On that occasion, the following was decided:
(a)Distribute and pay a dividend to the respective shareholders as a percentage of the profits representing 30% of profits for 2024.
(b)Notwithstanding the aforementioned, the percentage indicated in (a) above may be increased if the Company’s Board of Directors deems that such increase does not materially and adversely affect the Company’s ability to make its investments and to comply with the estimates on future cash use, also considering the following financial parameters:
(i)100% of the net income for 2024 if all the following financial parameters are met: (a) “all current assets” divided by “all current liabilities” is equal to or greater than 2.5 times, and (b) the sum of “all current liabilities” and “all non-current liabilities”, less “cash equivalents”, less “other current financial assets”, all of the above divided by “total equity” in equal or less than 0.8 times.
(ii)80% of the net income for 2024 if all the following financial parameters are met: (a) “all current assets” divided by “all current liabilities” is equal to or greater than 2.0 times, and (b) the sum of “all current liabilities” and “all non-current liabilities”, less “cash equivalents”, less “other current financial assets”, all of the above divided by “total equity” in equal or less than 0.9 times.
(iii)60% of the net income for 2024 if all the following financial parameters are met: (a) “all current assets” divided by “all current liabilities” is equal to or greater than 1.5 times, and (b) the sum of “all current liabilities” and “all non-current liabilities”, less “cash equivalents”, less “other current financial assets”, all of the above divided by “total equity” in equal or less than 1.0 times.
(c)Distribute and pay in 2024 and the first quarter of 2025, dividends, which will be charged against the aforementioned final dividend.

(d)In the ordinary meeting to be held in 2025, the Company’s Board of Directors will propose a final dividend discounting the amount of dividends previously distributed, considering that it does not materially and negatively affect the Company’s ability to make its investments, meet its obligations and, in general, comply with the investment and financing policy approved by the ordinary shareholders’ meeting.
(e)Any remaining amount from the net income from 2024 can be retained and used to finance the Company’s own operations or one or more of its investment projects, notwithstanding a possible distribution of dividends charged to accumulated earnings that might be approved by the shareholders’ meeting or the possible future capitalization of all or part of it.
(f)The payment of additional dividends is not being considered.
It must be expressly stated that this dividends policy details the intention of the Company’s Board of Directors and its fulfillment depends on the actual net income obtained, as well as on the results indicated by the projections the Company makes from time to time or on the existence of particular conditions, as appropriate. In any case, if the dividend policy set forth by the Board of Directors should undergo any substantial change, the Company must communicate it as a material event.
19.6    Final dividends
On April 25, 2024, the 49th ordinary general shareholders' meeting of the Company was held, at which it was agreed to distribute and pay an amount of US$0.21339 per share, which the Company must payment to complete the amount of
US$2.11386 as a final dividend. Such final dividend already considers the first dividend of US$0.78760 per share, the second dividend of US$0.60940 per share and the third dividend of US$0.50347 per share, which were paid during 2023.
19.7    Potential and provisional dividends
Dividends discounted from equity from January to December 2024 and 2023 were the following:

Dividends	As of December 31, 2024	As of December 31, 2023	As of December 31, 2022
	ThUS$	ThUS$	ThUS$
Interim dividend	—	542,847	2,204,229
Final dividend	—	920,819	—
Dividend according to policy	—	60,953	—
Owners of the Parent	—	1,524,619	2,204,229
Dividend eventual	—	—	—
Dividends according to policy	5,909	6,266	7,369
Non-controlling interests	5,909	6,266	7,369
Dividends discounted from equity for the period	5,909	1,530,885	2,211,598